Consolidated Statements of Changes in Stockholders’ Equity Deficit (Unaudited) (Parentheticals) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Forfeiture of common stock at par value	$ 0.0001	$ 0.0001